Borrowings - Components of Short-Term Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Federal funds purchased	$ 0	$ 0
Securities sold under repurchase agreements	13	14
Other short-term borrowings	$ 1,071	$ 2,130